TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Corporate Tax Rate			25.00%	26.50%	26.50%
Operating Loss Carryforwards			$ 24,177
Unrecognized Tax Benefits, Interest on Income Taxes Accrued			490	$ 422
Undistributed Earnings of Foreign Subsidiaries			23,495
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries			$ 1,665
Reduced Corporate Tax Rate			25.00%
Tax Deducted at Source Assets				$ 635
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate			25.00%	26.50%	26.50%
Intellectual Property [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent			12.00%
Legislative Amendments [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			20.00%
Legislative Amendments [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Corporate Tax Rate	23.00%	24.00%
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate	23.00%	24.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Corporate Tax Rate			25.00%
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate			25.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Corporate Tax Rate			10.00%
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate			10.00%